Impairment review of tangible and intangible assets and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Impairment review of tangible and intangible assets and right-of-use assets
Schedule of sensitivity analysis and the main underlying assumptions of each elaboration

	Value in use of the O&G CGUs
	Headroom vs Carrying amounts		Assumption at 2050 in real terms USD 2020
	tax-deductible	non tax-deductible		European gas
	CO2 charges	CO2 charges	Brent price	price	Cost of CO2
Eni's scenario	~90%	—	46 $/bbl	6.2 $/mmBTU	CO2 costs projections in the EU/ETS + projections of forestry costs
IEA SDS WEO 2021 scenario	76%	75%	50 $/bbl	4.5 $/mmBTU	200/95 per tonne of CO2 (*)
IEA NZE 2050 scenario	35%	32%	24 $/bbl	3.6 $/mmBTU	250/55 per tonne of CO2 (*)

(*) Prices relating to advanced/emerging economies